Shareholders' Equity - Issuance to the CEO (Details) - USD ($)		12 Months Ended
	Nov. 06, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation
Per share purchase price (in dollars per share)		$ 100.31	$ 60.79
Stock-based compensation expense		$ 91,387,000	$ 73,828,000	$ 56,139,000
Chief executive officer
Stock-based compensation
Issuance of shares (in shares)	11,000,000
Issuance of ordinary shares to the chief executive officer	$ 456,390,000			$ 456,390,000
Contractual lock-up restriction period	6 months
Per share purchase price (in dollars per share)	$ 41.49
Number of consecutive trading days ended May 29, 2015	30 days
Stock-based compensation expense	$ 0